Weighted Average Basic and Diluted Number of Common Shares Outstanding (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Basic and Diluted Number of Common Shares Outstanding
Anti-dilutive stock options	17,370,000	12,366,667
Anti-dilutive warrants	4,250,000	1,275,792